Note to Consolidated Statements of Cash flows	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Note to consolidated statements of cash flows
42	Note to consolidated statements of cash flows

(a)	Reconciliation from profit before income tax expenses to cash generated from operating activities:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profits before income tax	17,909,505	23,400,178	13,013,271
Adjustments for:
Depreciation of property and equipment	226,862	193,511	177,799
Depreciation of right-of-use assets	604,018	608,889	578,014
Amortization of intangible assets	31,831	22,234	15,325
Share of loss/(profit) of associates and joint ventures	(14,837)	31,143	218
Net gains on sale of property and equipment, and intangible assets	184	6,681	24,256
Net unrealized losses on financial assets at fair value through profit or loss	558,044	483,356	212,297
Non-cash employee benefits expense-share based payment	165,248	133,395	45,919
Asset impairment losses	7,168	1,100,882	427,108
Credit impairment losses	2,768,499	5,658,259	11,956,103
Finance cost classified as financing activities	3,137,737	1,808,050	2,502,008
Investment income classified as investing activities	(1,127,006)	(1,592,319)	(1,460,167)
Foreign exchange losses/(gains)	(192,337)	(206,753)	877,232

	24,074,916	31,647,506	28,369,383

Change in operating assets and liabilities, net of effects from purchase of controlled entity:
Decrease/(increase) in loans to customers and accounts and other receivables	(68,897,073)	(101,160,641)	10,415,490
Increase/(decrease) in accounts and other payables	56,166,868	82,508,406	(24,054,567)

	11,344,711	12,995,271	14,730,306

(b)	Net increase in cash and cash equivalents

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cash and cash equivalents at the end of the year	23,785,651	26,496,310	29,537,511
Less: Cash and cash equivalents at the beginning of the year	(7,312,061)	(23,785,651)	(26,496,310)

Net increase in cash and cash equivalents	16,473,590	2,710,659	3,041,201

(c)	Cash and cash equivalents

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cash at bank (Note 16)	24,158,568	34,743,188	43,882,127
Less: Time deposits with original maturities of more than 3 months	(373,102)	(8,250,270)	(14,346,731)
Add: Provision for impairment losses	185	3,392	2,115

Cash and cash equivalents at the end of the year	23,785,651	26,496,310	29,537,511

(d)	Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years ended December 31, 2020, 2021 and 2022.

	Borrowings	Bond payable	Convertible promissory note payable	Convertible redeemable preferred shares	Lease liabilities	Optionally convertible promissory note	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020	2,989,862	—	10,014,377	10,258,898	939,089	—	24,202,226

Cash flows	7,583,729	—	(92,981)	(928,242)	(596,575)	—	5,965,931
C-round restructuring	—	—	—	(9,234,748)	—	7,762,475	(1,472,273)
Conversion of Class C ordinary shares to ordinary shares upon IPO	—	—	—	(367,916)	—	—	(367,916)
Acquisitions-leases	—	—	—	—	653,251	—	653,251
Disposals-leases	—	—	—	—	(62,913)	—	(62,913)
Foreign exchange adjustments	(469,452)	—	(687,967)	(262,678)	—	(359,442)	(1,779,539)
Accrued expense	211,306	—	883,759	534,686	46,567	127,509	1,803,827

As of December 31, 2020	10,315,445	—	10,117,188	—	979,419	7,530,542	28,942,594

Cash flows	15,242,903	—	(100,937)	—	(663,160)	(446,953)	14,031,853
Acquisitions-leases	—	—	—	—	501,663	—	501,663
Disposals-leases	—	—	—	—	(62,087)	—	(62,087)
Foreign exchange adjustments	(227,077)	—	(239,754)	—	—	(173,565)	(640,396)
Accrued expense	596,146	—	893,001	—	38,709	495,079	2,022,935

As of December 31, 2021	25,927,417	—	10,669,498	—	794,544	7,405,103	44,796,562

Cash flows	8,675,099	2,010,782	(3,863,265)	—	(604,172)	(493,134)	5,725,310
Redemption of convertible promissory notes	—	—	(3,697,127)	—	—	—	(3,697,127)
Acquisitions-leases	—	—	—	—	589,488	—	589,488
Disposals-leases	—	—	—	—	(72,455)	—	(72,455)
Foreign exchange adjustments	772,437	75,524	1,009,422	—	—	709,192	2,566,575
Accrued expense	1,540,560	57,042	1,045,611	—	41,402	521,747	3,206,362

As of December 31, 2022	36,915,513	2,143,348	5,164,139	—	748,807	8,142,908	53,114,715